Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Set forth below is information about the relationship between “
compensation
actually paid” to our NEOs and certain financial performance measures. For further information concerning our pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the CD&A beginning on page 21 of this Proxy Statement.
Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for non-PEO NEOs ($) (2)	Average Compensation Actually Paid to non-PEO NEOs ($) (3)(4)	Value of Initial Fixed $100 Investment based on (5) :		GAAP Net Income ($M)	Adjusted EBITDA ($M) (7)(8)
	PEO Mr. Atal ($) (2)	PEO Mr. Stevenson ($) (2)	PEO Mr. Atal ($) (3)	PEO Mr. Stevenson ($) (3)(4)			TSR ($)	Peer Group TSR ($) (6)
2024	7,517,830	—	6,024,583	—	2,184,264	1,725,178	58	142	71	1,138
2023	3,062,549	6,628,660	2,578,587	1,888,877	1,602,094	764,609	72	113	(83)	1,007
2022	—	4,984,627	—	462,885	2,050,507	648,867	93	100	117	1,107
2021	—	5,636,586	—	8,853,857	2,282,627	3,251,463	138	132	183	1,378
2020	—	5,536,378	—	6,570,289	2,085,675	2,390,802	109	104	149	1,337

(1)	The following table lists the principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years 2024, 2023, 2022, 2021 and 2020 .

Year	PEO	Non-PEO NEOs
2024	Vikram A. Atal	Rakesh Sehgal, Martin Sjolund, LaTisha O. Tarrant and R. Owen James
2023	Vikram A. Atal, Kevin P. Stevenson	Rakesh Sehgal, Martin Sjolund, LaTisha O. Tarrant, R. Owen James, Peter M. Graham and Laura B. White
2021-2022	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves and Laura B. White
2020	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves and Martin Sjolund

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary
Compensation
Table for the applicable year for
Messrs
. Atal and Stevenson and (ii) the average of the total compensation reported in the Summary Compensation Table for non-PEO
NEOs for each applicable year.

(3)
To calculate compensation actually paid in accordance with SEC rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments made in 2024 for Mr. Atal and for the average of the non-PEO
NEO is set forth following the footnotes to this table.

(4)	Compensation actually paid differs from that reported for 2022 due to a minor correction in a formulaic equation performed in 2023.
(5)
Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historical stock price performance is not necessarily indicative of future stock price performance.

(6)	Index TSR reflects the Nasdaq Financial 100.
(7)
As noted in the CD&A, the Compensation Committee considered various key financial metrics when it determined Annual Bonus Plan payouts. The Compensation Committee selected Adjusted EBITDA as the Company Selected Measure. It is an important supplemental measure of operations and financial performance, as it excludes certain items whose fluctuations from period to period do not necessarily correspond to changes in the operations of our business.

(8)	Adjusted EBITDA is a non-GAAP financial measure that is calculated by starting with our GAAP financial measure, Net income/(loss) attributable to PRA Group, Inc. and is adjusted for:
•	income tax expense (or less income tax benefit);
•	foreign exchange loss (or less foreign exchange gain);
•	interest expense, net (or less interest income, net);
•	other expense (or less other income);
•	depreciation and amortization;
•	impairment of real estate;
•	net income/(loss) attributable to noncontrolling interests; and
•	recoveries collected and applied to finance receivables, net less changes in expected recoveries.

	2024
	PEO	Average for non-PEO NEOs

Summary Compensation Table Total (1)	7,517,830	2,184,264
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(5,129,030)	(1,128,473)
Year-end fair value of equity awards granted in the applicable year	3,814,167	847,355
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	(137,280)	(158,784)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(41,104)	(19,183)

COMPENSATION ACTUALLY PAID	6,024,583	1,725,178

(1)
For our PEO, Mr. Atal, this amount represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO
NEOs, the amounts shown represent averages.

(2)
We do not provide any defined benefit or actuarial pension plans to any employee, including our NEOs. Thus, no pension valuation adjustments were necessary. In addition, for purposes of the equity award adjustments shown above, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The following table lists the principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years 2024, 2023, 2022, 2021 and 2020 .

Year	PEO	Non-PEO NEOs
2024	Vikram A. Atal	Rakesh Sehgal, Martin Sjolund, LaTisha O. Tarrant and R. Owen James
2023	Vikram A. Atal, Kevin P. Stevenson	Rakesh Sehgal, Martin Sjolund, LaTisha O. Tarrant, R. Owen James, Peter M. Graham and Laura B. White
2021-2022	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves and Laura B. White
2020	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves and Martin Sjolund

Peer Group Issuers, Footnote	Index TSR reflects the Nasdaq Financial 100.
Adjustment To PEO Compensation, Footnote

	2024
	PEO	Average for non-PEO NEOs

Summary Compensation Table Total (1)	7,517,830	2,184,264
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(5,129,030)	(1,128,473)
Year-end fair value of equity awards granted in the applicable year	3,814,167	847,355
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	(137,280)	(158,784)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(41,104)	(19,183)

COMPENSATION ACTUALLY PAID	6,024,583	1,725,178

(1)
For our PEO, Mr. Atal, this amount represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO
NEOs, the amounts shown represent averages.

(2)
We do not provide any defined benefit or actuarial pension plans to any employee, including our NEOs. Thus, no pension valuation adjustments were necessary. In addition, for purposes of the equity award adjustments shown above, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report.

Non-PEO NEO Average Total Compensation Amount	$ 2,184,264	$ 1,602,094	$ 2,050,507	$ 2,282,627	$ 2,085,675
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,725,178	764,609	648,867	3,251,463	2,390,802
Adjustment to Non-PEO NEO Compensation Footnote

	2024
	PEO	Average for non-PEO NEOs

Summary Compensation Table Total (1)	7,517,830	2,184,264
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(5,129,030)	(1,128,473)
Year-end fair value of equity awards granted in the applicable year	3,814,167	847,355
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	(137,280)	(158,784)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(41,104)	(19,183)

COMPENSATION ACTUALLY PAID	6,024,583	1,725,178

(1)
For our PEO, Mr. Atal, this amount represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO
NEOs, the amounts shown represent averages.

(2)
We do not provide any defined benefit or actuarial pension plans to any employee, including our NEOs. Thus, no pension valuation adjustments were necessary. In addition, for purposes of the equity award adjustments shown above, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
The following performance measures, in our assessment, represent the most important performance measures used by the Company to determine Compensation Actually Paid to our NEOs for 2024. These measures were selected by the Compensation Committee for the Annual Bonus Plan and LTIP to motivate and incentivize our executive officers by linking their compensation to the achievement of financial metrics and strategic objectives. See the section titled “Annual Bonus Plan” and “Long-Term Incentive Plan Awards” in this Proxy Statement for a further description of the metrics used in the Company’s executive compensation program.

Most Important Performance Measures
Net Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 58	72	93	138	109
Peer Group Total Shareholder Return Amount	142	113	100	132	104
Net Income (Loss)	$ 71,000,000	$ (83,000,000)	$ 117,000,000	$ 183,000,000	$ 149,000,000
Company Selected Measure Amount	1,138,000,000	1,007,000,000	1,107,000,000	1,378,000,000	1,337,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)	Adjusted EBITDA is a non-GAAP financial measure that is calculated by starting with our GAAP financial measure, Net income/(loss) attributable to PRA Group, Inc. and is adjusted for:
•	income tax expense (or less income tax benefit);
•	foreign exchange loss (or less foreign exchange gain);
•	interest expense, net (or less interest income, net);
•	other expense (or less other income);
•	depreciation and amortization;
•	impairment of real estate;
•	net income/(loss) attributable to noncontrolling interests; and
•	recoveries collected and applied to finance receivables, net less changes in expected recoveries.

Vikram A. Atal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,517,830	$ 3,062,549	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 6,024,583	$ 2,578,587	0	0	0
PEO Name	Vikram A. Atal	Vikram A. Atal
Kevin P. Stevenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 6,628,660	4,984,627	5,636,586	5,536,378
PEO Actually Paid Compensation Amount	0	$ 1,888,877	$ 462,885	$ 8,853,857	$ 6,570,289
PEO Name		Kevin P. Stevenson	Kevin P. Stevenson	Kevin P. Stevenson	Kevin P. Stevenson
PEO | Vikram A. Atal [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,129,030)
PEO | Vikram A. Atal [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,814,167
PEO | Vikram A. Atal [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,280)
PEO | Vikram A. Atal [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,104)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,128,473)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,355
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,784)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,183)